CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash flows from operating activities:
Net income (loss) before non-controlling interests	$ (5,200)		$ 1,547		$ (2,341)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	8,283		10,472		10,981
Share-based compensation	3,700		4,489		4,734
Changes in Fair value of investment in affiliated company	4,590	[1]		[1]		[1]
Impairment of investment in affiliated companies		[2]	1,000	[2]	200	[2]
Impairment of intangible assets and goodwill	2,890		323		3,820
Gain from loss of control			(7,273)			[3]
Decrease (Increase) in accrued interest, amortization of premium and accretion of discount and gain from sale of marketable securities	757		1,074		(758)
Change in fair value of contingent consideration, net	(3,012)		1,146		(1,910)
Deferred income taxes, net	(976)		(3,386)		(12,064)
Increase in trade receivables, net	(2,817)		(9,366)		(6,697)
Decrease (Increase) in other accounts receivable and prepaid expenses	183		737		775
Increase in inventories	(3,503)		(10,860)		(7,072)
Increase (Decrease) in trade payables	3,994		2,236		(2,134)
Increase in deferred revenues	1,910		833		406
Increase (Decrease) in warranty accruals	675		(37)		676
Increase (Decrease) in other accounts payable and accrued expenses	4,543		(15,142)		140
Others, net	96		255		164
Net cash provided by (used in) operating activities	16,113		(21,952)		(11,080)
Cash flows from investing activities:
Proceeds from Investment in short-term deposits, net	11,099		4,081		3,268
Purchase of available-for-sale marketable securities	(30,945)		(58,745)		(33,281)
Proceeds from sale of available-for-sale marketable securities	6,844		6,844		7,740
Redemption of available-for-sale marketable securities	30,967		45,340		63,292
Investments in affiliated company					(1,000)
Purchase of property and equipment and intangible assets	(2,751)		(3,661)		(1,993)
Net cash paid in acquisition of subsidiaries (a)	(11,016)				(15,064)
Deconsolidation of subsidiary (b)			(320)
Others	(9)		(366)		(202)
Net cash provided by (used in) investing activities	4,189		(6,827)		22,760
Cash flows from financing activities:
Acquisition of subsidiary shares held by non-controlling shareholders			(5,156)		(7,200)
Repurchase of treasury shares	(485)
Exercise of stock options and RSU's	1,525		7,232		1,950
Repayment of short-term bank credit, net					(1,082)
Net cash provided by (used in) financing activities	1,040		2,076		(6,332)
Translation adjustments on cash and cash equivalents	(1,736)		(2,073)		(1,308)
Increase (decrease) in cash and cash equivalents	19,606		(28,776)		4,040
Cash and cash equivalents at the beginning of the year	37,583		66,359		62,319
Cash and cash equivalents at the end of the year	57,189		37,583		66,359
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes, net	3,278		5,515		1,340
Supplemental disclosure of non-cash financing and investing activities:
Reclassification of inventory to property and equipment	544		1,049		2,314
Investment in affiliated company			24,720
(a) Net cash paid in acquisition of subsidiaries:
Consideration: Cash	10,969				15,901
Total consideration	10,969				15,901
Identifiable assets acquired and liabilities assumed:
Cash acquired					837
Short term bank credit	(47)
Current assets	1,944				1,491
Non-current assets	34				769
Intangible assets	7,180				9,867
Goodwill	5,437				6,730
Deferred tax liabilities	(1,916)
Contingent Consideration	(100)
Liabilities assumed	(1,563)				(3,793)
Total identifiable assets acquired and liabilities assumed:	10,969				15,901
Net cash paid in acquisitions	11,016				15,064
(b) Deconsolidation of subsidiary:
Consideration: Investment in Iluminage Beauty at fair value			24,720
Total consideration			24,720
Subsidiary's assets and liabilities at the date of deconsolidation:
Current assets			(17,150)
Non-current assets			(968)
Intangible assets, net			(1,642)
Goodwill			(4,678)
Current Liabilities			5,889
Non-Current Liabilities			578
Non-controlling interests			844
Gain from loss of control			(7,273)			[3]
Subsidiary's assets and liabilities, net			(24,400)
Proceeds From Divestiture Of Interest In Subsidiaries And Affiliates			$ (320)

[1]	During 2014 the Company recorded a loss in the amount of $4,590 due to changes in the fair value of its investment in Iluminage Beauty. Refer to Notes 4 and 1b3 for further details.
[2]	On March 15, 2012, Syneron invested in Juvenis, an Israel-based company. Under the terms of the agreement, Syneron made an initial investment in Juvenis of $1,000 in cash. On November 11, 2013, Juvenis' board of directors resolved that Juvenis should cease its operations due to lack of funds. Refer to note 4 for further details.
[3]	On December 9, 2013, based on the fair value method, the Company recorded an investment in Iluminage Beauty of $24,720, which represented the fair value of Iluminage Beauty 's common stock held by the Company on the deconsolidation date and recorded a gain on deconsolidation of $7,273.